List of Affiliates (Detail) - HDFC ERGO General Insurance Company Limited	12 Months Ended
Mar. 31, 2024
Equity and Non Equity Ownership Interests [Line Items]
Equity method investment, description of principal activities	ERGO offers a complete range of general insurance products.
Equity method investment, ownership percentage	50.50%